ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2018
Accounting Changes And Error Corrections Abstract
ACCOUNTING PRONOUNCEMENTS

(2) ACCOUNTING PRONOUNCEMENTS

From time to time new accounting pronouncements are issued by the FASB that are adopted by the company as of the specified effective date. Unless otherwise discussed, management believes that the impact of recently issued standards, which are not yet effective, will not have a material impact on the company’s consolidated financial statements upon adoption.

In March 2017, the FASB issued ASU 2017-7, Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Costs and Net Periodic Postretirement Benefit Costs. This new guidance amends the requirements related to the income statement presentation of the components of net periodic benefit cost for an entity’s sponsored defined benefit pension and other postretirement plans. This new guidance was effective for the company in January 2018. The adoption of this guidance required a retrospective approach and did not have a material effect on the company’s consolidated financial statements.

In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory, which removes the prohibition in ASC 740 against the immediate recognition of the current and deferred income tax effects of intra-entity transfers of assets other than inventory. This new guidance was effective for the company in January 2018. The adoption of this guidance required a modified retrospective approach and did not have a material effect on the company’s consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which amends ASC 230 to add or clarify guidance on the classification of certain specific types of cash receipts in the statement of cash flows with the intent of reducing diversity in practice. This new guidance was effective for the company in January 2018. The adoption of this guidance required a retrospective approach and did not have a material effect on the company’s consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, which amended guidance for lease arrangements in order to increase transparency and comparability by providing additional information to users of financial statements regarding an entity’s leasing activities. The revised guidance requires lessees to recognize lease assets and lease liabilities on the balance sheet for substantially all lease arrangements. In July 2018, the FASB finalized the targeted improvements to ASU 2016-02, which provided for an optional transition method whereby entities may prospectively adopt the ASU with cumulative catch-up upon adoption and provided lessors with a practical expedient that would allow lessors to account for the combined lease and non-lease components under ASU 2014-09 when the non-lease component is the predominant element of the combined component. The new guidance will be effective for the company in January 2019. Upon adoption of the new lease accounting standard the company will record right of use assets and corresponding lease liabilities that are not expected to be material to the consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers. ASU 2014-09 supersedes prior revenue recognition guidance and provides a five step recognition framework that requires entities to recognize the amount of revenue to which it expects to be entitled for the transfer of goods and services. This new revenue standard was effective for the company in January 2018 and was adopted using the modified retrospective approach. The company adopted this standard on January 1, 2018, and did not adjust the beginning accumulated deficit. The necessary changes to the company’s business processes, systems and controls to support recognition and disclosure of this ASU upon adoption on January 1, 2018, have been implemented. Prior to the adoption of this ASU, the company recognized mobilization fees as revenue in the period earned. Customer reimbursed vessel modifications were not reflected in the statement of earnings. Refer to Note (3) for further details.